Other Liabilities	12 Months Ended
Dec. 31, 2017
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Other Liabilities

29. OTHER LIABILITIES

	12.31.2017	12.31.2016
Non-current
Termination payment plans	15,740,729	28,273,858

Total	15,740,729	28,273,858

	12.31.2017	12.31.2016
Current
Termination payment plans	21,351,249	22,559,784
Dividends with minority shareholders	7,948,017	6,134,322
Others	2,617,592	628,162

Total	31,916,858	29,322,268